Capital Research and Management Company 333 South Hope Street Los Angeles, California 90071-1406

May 30, 2024

Timothy Worthington

U.S. Securities and Exchange Commission

Division of Investment Management

Disclosure Review Office

100 F Street, N.E.

Washington, D.C. 20549-3628

Re: Capital Group New Geography Equity ETF (“New Geography Equity”)

Initial Registration Statement on Form N-1A

 File Nos. 333-276931, 811-23936

 Capital Group International Core Equity ETF (“International Core Equity”)

 Initial Registration Statement on Form N-1A

 File Nos. 333-276930, 811-23935

 Capital Group Global Equity ETF (“Global Equity”)

 Initial Registration Statement on Form N-1A

 File Nos. 333-276927, 811-23934

 Capital Group Conservative Equity ETF (“Conservative Equity”)

 Initial Registration Statement on Form N-1A

 File Nos. 333-276928, 811-23933

Dear Mr. Worthington:

In response to your comments, received telephonically on May 7, 2024 and May 21, 2024, to the initial registration statements on Form N-1A (the “Registration Statements”) of New Geography Equity, International Core Equity, Global Equity and Conservative Equity (each, a “Registrant” and together, the “Registrants”), we hereby file Pre-Effective Amendment No. 2 to the Registration Statements under the Investment Company Act of 1940 (the “1940 Act”) (such amendment, the “Amendment”) pursuant to Rule 472 of the 1933 Act. We appreciate your prompt response to the filing.

Our responses to your comments are set forth below. The Amendment reflects additional information that was not contained in the initial Registration Statements.

Capital Group New Geography Equity ETF

Principal Investment Strategies

1.	The staff notes that the fund lists the qualified developing countries the fund may invest in within the fund’s statutory prospectus. Please also include this list within the fund’s summary prospectus. To the extent the fund intends to invest in all countries on the list, please consider whether additional disclosure related to the risks of investing in such countries is warranted.

Response: The disclosure of the list of qualified developing countries is intended to provide investors with additional clarity on which developing countries are considered qualified developing countries for purposes of the fund’s investment strategy to invest at least 30% of its assets in equity securities of issuers domiciled in qualified developing countries, rather than to indicate the fund will only or primarily invest in such countries. Accordingly, we will clarify the disclosure in the fund’s statutory prospectus as follows, and will include the disclosure as revised in the fund’s summary prospectus:

As of ~~[~~May 1~~]~~, 2024, the qualified developing countries ~~in which the fund may invest~~ for purposes of the fund’s investment strategy currently ~~are~~ include Argentina, Bahrain, Bangladesh, Belarus, Belize, Bolivia, Botswana, Brazil, Bulgaria, Chile, China, Colombia, Costa Rica, Croatia, Czech Republic, Dominican Republic, Ecuador, Egypt, El Salvador, Estonia, Gabon, Ghana, Greece, Hungary, India, Indonesia, ~~Iraq,~~ Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Latvia, Lebanon, Lithuania, Macau, Malaysia, Mauritius, Mexico, Morocco, Namibia, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Qatar, Romania, ~~Russian Federation,~~ Saudi Arabia, Serbia, Slovakia, South Africa, Sri Lanka, Thailand, Trinidad and Tobago, Tunisia, Turkey, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia. It is possible that the fund may not have investments in one or more of these countries at any given time.

We supplementally confirm that the fund does not expect to be invested in all of the countries listed, and that the fund will only invest in a particular country to the extent permitted by applicable laws and regulations. For example, although countries like Ukraine and Venezuela are currently the subject of certain sanctions programs, to the extent such sanctions programs do not impose a blanket prohibition on investment and would permit certain investments in such countries, and the fund determines that an investment in such a country may be appropriate for the fund, the fund would invest only to the extent permitted. To the extent that investing in a particular qualified developing country becomes a principal focus of the fund, the fund will consider adding disclosure addressing risks of investing in that country.

2.	Please add additional disclosure describing how the fund determines which countries are developing countries and which countries are developed countries.

Response: We have revised the disclosure to provide additional detail describing how the fund determines which countries are developing countries and which countries are developed countries.

3.	Please consider whether the use of the term "qualified" vs. "nonqualified" is more helpful for investors as opposed to simply providing the list of countries in which the fund intends to invest as part of its principal investment strategy. If it will not be a principal investment strategy to invest in nonqualified developing countries, please delete from the fund’s summary prospectus the disclosure relating to investing in nonqualified developing countries.

Response: The fund is not limited to investing in only qualified developing countries, as the fund may also invest in securities of companies domiciled in developed countries if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues is attributable to developing countries and in securities of companies domiciled in nonqualified developing countries, as described in the fund’s prospectus and statement of additional information. As described above, the intent behind the disclosure of the list of qualified developing countries is to provide investors with additional clarity on which developing countries are considered qualified developing countries for purposes of the fund’s investment strategy to invest at least 30% of its assets in equity securities of issuers domiciled in qualified developing countries, rather than to provide investors with a comprehensive list of all countries in which the fund will invest. We have, however, reordered the disclosure to be more clear regarding the fund’s investment strategies relating to investments in companies with significant exposure to developing countries and investments in companies domiciled in qualified developing countries. We will delete from the fund’s summary prospectus the disclosure that “[t]he fund may also, to a limited extent, invest in securities of issuers domiciled in nonqualified developing countries.”

4.	The second paragraph states “Under normal market conditions, the fund invests at least 30% of its assets in equity securities of issuers domiciled in qualified developing countries”, and the first paragraph states “Under normal market conditions, the fund will invest at least 80% of its assets in equity securities.” Please clarify what types of equity securities the fund will invest in for purposes of the 80% test, if the fund invests 30% of its assets in equity securities of issuers domiciled in qualified developing countries.

Response: As described elsewhere in this section of the prospectus, “[t]he fund invests primarily in common stocks of companies with significant exposure to developing countries.” In addition, the prospectus notes that “[t]he fund may invest in equity securities of any company, regardless of where it is domiciled (including developed countries), if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries,” and “[t]he fund may also, to a limited extent, invest in securities of issuers domiciled in nonqualified developing countries.” As a result, most of the fund’s investments will be in equity securities of companies with significant exposure to developing countries, which would include equity securities of companies domiciled in qualified developing countries, equity securities of companies domiciled in developed countries and which have a significant portion of their assets or revenues attributable to developing countries, and equity securities of companies domiciled in developing countries which are not qualified developing countries.

5.	Please consider moving the second sentence of the first paragraph (“The fund invests primarily in common stocks of companies with significant exposure to developing countries.”) to the second paragraph, following the sentence that "Under normal market conditions, the fund invests at least 30% of its assets in equity securities of issuers domiciled in qualified developing countries.”

Response: We have revised the ordering of the disclosure to more clearly disclose the fund’s overall investment strategy regarding investments with exposure to developing countries before disclosing the more specific investment strategy regarding investments in companies domiciled in qualified developing countries.

6.	Within the third sentence of the first paragraph, the fund discloses that it “may invest in equity securities of any company, regardless of where it is domiciled (including developed countries), if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries.” Please consider clarifying in the fund’s statutory prospectus the use of the qualifier “generally”. Please supplementally confirm that to the extent that investing in a nonqualified developing country becomes a principal focus of the fund, the fund will consider adding disclosure addressing risks of investing in that country.

Response: We have revised the disclosure in the fund’s statutory prospectus to provide the following additional clarification:

Although the fund’s investment adviser generally considers 20% or more of a company’s assets or revenues to be a significant portion of its assets or revenues, in certain limited circumstances (including where relevant data is incomplete or the nature of a holding warrants special considerations), the fund’s investment adviser may also take into account additional factors such as the company’s industry, expected revenues, and how the company’s revenues are earned.

In addition, we supplementally confirm that to the extent that investing in a nonqualified developing country becomes a principal focus of the fund, the fund will consider adding disclosure addressing risks of investing in that country.

7.	With respect to the disclosure relating to multiple portfolio managers who manage assets, please supplementally clarify if portfolio managers are responsible for investments in different countries or regions.

Response: We supplementally confirm that the fund’s portfolio managers are not separately responsible for investments in different countries or regions.

8.	Please add disclosure regarding the market capitalization of companies in which the fund may invest. It would be sufficient to disclose that the fund can invest in companies of any market capitalization, but to the extent the fund expects to invest materially in micro-cap companies, please disclose the relevant risks of such investments. Please include similar disclosure in the statutory prospectuses of all of the Registrants, to the extent not already included.

Response: We have revised the disclosure to add the following sentence to the fund’s statutory prospectus. We confirm supplementally that it is not a principal investment strategy of the fund to invest in micro-cap companies.

The fund may invest in securities of companies with a broad range of capitalizations.

We will also add the same disclosure to the statutory prospectus for International Core Equity, and supplementally confirm that we will retain the existing market capitalization disclosures in the Global Equity and Conservative Equity statutory prospectuses.

9.	Please make consistent across the Registrants the use of the term “assets” in describing each Registrant’s 35d-1 investment policy.

Response: We have revised the prospectuses of the Registrants to use the term “assets” (instead of “net assets”), as such term is defined in Rule 35d-1, in describing each Registrant’s 35d-1 investment policy. In each Registrant’s statement of additional information, we provide further detail that such term refers to net assets (plus the amount of borrowings for investment purposes, if any).

Capital Group International Core Equity ETF

Principal Investment Strategies

10.	The first sentence of the first paragraph discloses that “The fund invests primarily in stocks of larger, well-established [emphasis added] companies....” Please revise the disclosure to clarify the meaning of “larger” and “well-established.”

Response: We have revised the disclosure as follows:

The fund invests primarily in stocks of ~~larger, well-established~~ companies domiciled outside the United States, including in emerging markets and developing countries, that the investment adviser believes have the potential for growth and/or to pay dividends.

11.	The last sentence of the first paragraph discloses that “The fund therefore expects to be invested in numerous [emphasis added] countries outside the United States.” Please clarify the meaning of “numerous” or delete the relevant sentence.

Response: We have revised the disclosure as follows:

The fund therefore expects to be invested in ~~numerous~~ various (but no fewer than three) countries outside the United States.

Capital Group Global Equity ETF

Principal Investment Strategies

12.	Please add brief disclosure regarding how the fund determines whether an issuer is a non-U.S. issuer.

Response: We have added the following disclosure to the summary as well as the statutory prospectus (Items 4 and 9):

In determining the domicile of an issuer, the fund’s investment adviser will generally look to the determination of MSCI Inc. (MSCI) for equity securities.

We have also revised the disclosure in the third bullet in the section captioned “Certain investment limitations and guidelines“ in the statement of additional information as follows:

In doing so, the fund’s investment adviser will generally look to the determination of ~~a leading provider of global indexes, such as~~ MSCI Inc. (MSCI) for equity securities and Bloomberg for debt securities.

13.	Please confirm that there is no targeted market capitalization range for the fund. To the extent the fund invests in issuers of a particular market capitalization range as a principal investment strategy, please confirm supplementally that appropriate risk disclosure will be added.

Response: We confirm supplementally that the fund does not invest in companies of a particular market capitalization range as a principal investment strategy. In the event that it does, we confirm that appropriate risk disclosure will be added regarding such focus.

Capital Group Conservative Equity ETF

Principal Investment Strategies

14.	In pertinent part, the second paragraph discloses that: “The fund’s equity investments are limited to securities of companies that are included on an eligible list. Securities are added to, or deleted from, the eligible list based on a number of factors, such as the fund’s investment objectives and policies, whether a company is deemed to be an established company of sufficient quality and a company’s dividend payment prospects.”

Please revise the disclosure to clarify how the adviser will determine whether a particular issuer meets the eligibility criteria. In particular, please clarify the meaning of “sufficient quality” and “dividend payment prospects.”

Response: We have revised the disclosure as follows:

The fund’s equity investments are limited to securities of companies that are included on an eligible list. When determining whether to include a security on the eligible list, the investment adviser principally considers ~~Securities are added to, or deleted from, the eligible list based on a number of factors, such as the fund’s investment objectives and policies,~~ whether a company is deemed to ~~be an established company of sufficient quality~~ have a strong balance sheet and ~~a company’s~~ sustainable dividend payment prospects.

15.	Please confirm whether investing in small to medium capitalization companies is a principal investment strategy of the fund. To the extent it is, please add appropriate risk disclosure.

Response: We supplementally confirm that it is not a principal investment strategy to invest in small to medium capitalization companies.

Thank you for your consideration of our responses to your comments. If you have any questions, please do not hesitate to contact us.

Sincerely,

/s/ Katherine Z. Solomon

Katherine Z. Solomon

Counsel
(213) 615-0956
casey.solomon@capgroup.com

/s/ Joshua R. Diggs

Joshua R. Diggs

Counsel
(213) 615-0047
josh.diggs@capgroup.com

/s/ Timothy J. Moon

Timothy J. Moon

Counsel
(213) 615-0050
tim.moon@capgroup.com